Employee benefits and share-based payments (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of shares outstanding under the incentive plan
	06.30.2022	06.30.2021	06.30.2020
At the beginning	4,162,917	4,483,656	4,966,463
Granted	(297,807)	(320,739)	(482,807)
At the end	3,865,110	4,162,917	4,483,656